Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 71.2	$ 68.0	$ 72.2
Increases for current year tax positions	4.3	8.5	5.9
Increases for prior year tax positions	6.7	11.0	20.1
Increases due to acquisitions	41.9
Decreases for prior year tax positions	(10.4)	(14.9)	(27.5)
Settlements	(9.3)	(1.2)	(2.3)
Lapse of applicable statue of limitations	(1.3)	(0.2)	(0.4)
Foreign Exchange	0.6
Balance at the end of the year	$ 103.7	$ 71.2	$ 68.0